Investment Securities - Amortized Cost and Fair Value of Available for Sale Securities Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Due within twelve months, Amortized cost	$ 15,775
Due after one but within five years, Amortized Cost	8,888
Due after five but within ten years, Amortized Cost	29,712
Due after ten years, Amortized Cost	131,735
Available-for-sale Securities, Amortized Cost	186,110	$ 88,105
Due after five but within ten years, Estimated Fair Value	15,928
Due after one but within five years, Estimated Fair Value	9,296
Due after five but within ten years, Estimated Fair Value	31,596
Due after ten years, Estimated Fair Value	134,693
Available-for-sale Securities, Estimated Fair Value	$ 191,513	$ 88,524